INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015
Operating Loss Carryforwards [Line Items]
Federal net operating loss incurred	$ 8,191,000
Federal net operating loss carryback	1,582,000
Federal income tax refund receivable	$ 537,881
Period over which state capital-based tax will be phased out	7 years
Increase in deferred tax asset	$ 380,000
Increase in deferred tax liabilities	771,000
Deferred taxes unrealized gain (loss) on available-for-sale securities	26,000
Current federal income tax provision benefit	365,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,943,000	$ 9,000,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 6,576,000	$ 6,609,000